Stock Option Activity Under Equity Plan (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013 Common Stock Class L	May 02, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class L		Jan. 24, 2013 Common Stock Class A	May 02, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A
Equity [Line Items]
Outstanding, years, duration	6 years 9 months 18 days	7 years
Exercisable, years, duration	6 years
Vested and expected to vest, years, duration	6 years 9 months 18 days
Outstanding at beginning of period			122,077				557,464		715,321
Exercised			(31,628)				(144,461)		(1,065)
Forfeited									(2,867)
Cancellations									(711,389)	[1]
Option exchange				90,630	90,630	[1]		413,953	413,953	[1]
Granted					32,556				148,699
Forfeited or expired					(1,109)				(5,188)
Outstanding and Exercisable at end of period					122,077				557,464
Exercisable at end of period					40,704				185,915
Vested and expected to vest at end of period					116,834				533,641
Outstanding at beginning of period			$ 511.51				$ 12.00		$ 19.76
Exercised									$ 19.70
Forfeited									$ 19.70
Cancellations									$ 19.76	[1]
Option exchange				$ 511.51	$ 511.51	[1]		$ 12.00	$ 12.00	[1]
Granted					$ 511.51				$ 12.00
Forfeited or expired					$ 511.51				$ 12.00
Outstanding and Exercisable at end of period					$ 511.51				$ 12.00
Exercisable at end of period					$ 511.51				$ 12.00
Vested and expected to vest at end of period					$ 511.51				$ 12.00

[1]	Represents option exchange consummated on May 2, 2012.